Investments in equity accounted associates - Carrying amount of investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 30, 2022
Investments in equity accounted associates
Indemnification asset	$ 2,512
Legal expenses capitalized	148
Share of loss of equity-accounted associates	(10,121)
MX Capital Ltd
Investments in equity accounted associates
Investment in associates at acquisition	15,000
Indemnification asset	(119)
Legal expenses capitalized	148
Contingent consideration - sellers earn-outs	2,297
Contingent consideration - founders earn-outs	258
Liability arising from symmetric put option	9,810
Asset arising from symmetric call option	(2,623)
Initial cost at acquisition	24,771
Share of loss of equity-accounted associates	(8,994)
Share of OCI of equity-accounted associates	104
Carrying amount of investment at December 31, 2022 before impairment	15,881
Investment impairment	(15,881)
Castcrown Limited
Investments in equity accounted associates
Investment in associates at acquisition	2,970
Indemnification asset	(105)
Derivative asset arising from call option	(1,799)	$ (1,799)
Initial cost at acquisition	1,066
Share of loss of equity-accounted associates	$ (1,066)